Performance Management	Feb. 02, 2026
Cantor Fitzgerald Equity Dividend Plus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Cantor Fitzgerald Equity Dividend Plus Fund (the “Surviving Fund”) and the Cantor FBP Appreciation & Income Opportunities Fund (together with the Surviving Fund, the “Predecessor Funds”), each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023 (the “Reorganizations”). In connection with the Reorganizations, shares of each Predecessor Fund were exchanged for Institutional Class shares of the Fund. The Surviving Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Surviving Fund shares, which are the Institutional Class shares of the Fund.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://equitydividendplusfund.cantorassetmanagement.com/.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867) by visiting the Fund’s website at https://equitydividendplusfund.cantorassetmanagement.com/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods illustrated in this bar chart, the Fund’s shares highest quarterly return was 17.93% for the quarter ended December 31, 2020, and its lowest quarterly return was -28.92% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the Fund’s shares highest quarterly return was
Highest Quarterly Return	17.93%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	its lowest quarterly return was
Lowest Quarterly Return	(28.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Market Index Changed	The primary index was changed from Russell 1000 Value Index to the S&P 500 Index because the latter is a broader-based market index. The Russell 1000 Value Index is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	5 years	10 years or lifetime
Institutional Class Return Before Taxes	11.77%	10.38%	9.35%
Institutional Class Return After Taxes on Distributions	9.04%	8.05%	7.48%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.68%	7.91%	7.25%
Class A Shares Return Before Taxes	5.11%	N/A*	8.44%*
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)**	17.88%	14.42%	14.82%
Russell 1000 Value (reflects no deduction for fees, expenses, or taxes)***	15.91%	11.33%	10.53%

*	Class A commenced on July 31, 2023.

**	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The primary index was changed from Russell 1000 Value Index to the S&P 500 Index because the latter is a broader-based market index. The Russell 1000 Value Index is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.

***	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	https://equitydividendplusfund.cantorassetmanagement.com/
Performance Availability Phone [Text]	1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867)
Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Class A performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the First Investors Select Growth Fund, a series of First Investors Equity Funds (the “First Predecessor Fund”) in a tax-free reorganization on October 4, 2019. The Fund acquired all of the assets and liabilities of the Delaware Growth Equity Fund, a series of Delaware Group Equity Funds IV, (the “Predecessor Fund”), (the “Second Predecessor Fund”) together with the First Predecessor Fund, the “Predecessor Funds”) in a tax-free reorganization on September 16, 2022 (the “Reorganization”). In connection with First Predecessor Fund acquisition, shares of the First Predecessor Fund’s Class A shares, Advisor Class shares, and Institutional Class shares were exchanged for Class A shares, Institutional Class shares, and Class R6 shares, respectively, of the Second Predecessor Fund. In connection with Second Predecessor Fund acquisition, shares of the Second Predecessor Fund’s Class A shares, Institutional Class shares, and Class R6 shares were exchanged for Class A shares, Institutional Class shares, and Class R6 shares of the Fund. The Predecessor Funds had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Funds shares.

Performance information for periods prior to September 16, 2022 does not reflect the Fund’s current Advisor. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://largecapfocusedfund.cantorassetmanagement.com/.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867) or by visiting the Fund’s website at https://largecapfocusedfund.cantorassetmanagement.com/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Class A performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 25.42% for the quarter ended June 30, 2020, and its lowest quarterly return was -19.28% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	25.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance [Table]
	1 year	5 years	10 years or lifetime
Class A return before taxes	13.53%	13.60%	14.77%
Class A return after taxes on distributions	12.32%	10.05%	11.70%
Class A return after taxes on distributions and sale of Fund shares	8.49%	9.89%	11.25%
Institutional Class return before taxes (lifetime: 4/1/13–12/31/25)	20.83%	15.28%	15.82%
Class R6 return before taxes (lifetime: 4/1/13–12/31/25)	20.91%	15.37%	15.88%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	https://largecapfocusedfund.cantorassetmanagement.com/
Performance Availability Phone [Text]	1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867)
Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Class A performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://InternationalEquityFund.cantorassetmanagement.com/.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867) or by visiting the Fund’s website at https://InternationalEquityFund.cantorassetmanagement.com/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Class A performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar year-by-year total return (Class A)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 11.75% for the quarter ended June 30, 2025, and its lowest quarterly return was -5.50% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.75%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.50%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table Explanation after Tax Higher	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance [Table]
	1 year	10 years or lifetime *
Class A return before taxes	25.69%	18.01%
Class A return after taxes on distributions	25.54%	17.72%
Class A return after taxes on distributions and sale of Fund shares	15.31%	13.95%
Institutional Class return before taxes	33.79%	21.79%
Class F return before taxes	34.01%	22.04%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)	32.38%	19.07%

*	Class A commenced on December 15, 2023.

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	https://InternationalEquityFund.cantorassetmanagement.com/
Performance Availability Phone [Text]	1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867)
Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class (formerly, Class Y) performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Aquila High Income Fund, a series of the Aquila Funds Trust (the “Predecessor Fund”) in a tax-free reorganization on November 22, 2024 (the “Reorganization”). In connection with the Predecessor Fund acquisition, (i) the Predecessor Fund’s Class A shares, Class C shares, and Class I shares were exchanged for Class A shares of the Fund; (ii) the Predecessor Fund’s Class Y shares were exchanged for Institutional Class shares of the Fund; and (iii) the Class F shares are no longer offered. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund.

Performance information for the periods presented below includes performance of the Fund’s prior investment advisor. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://highincomefund.cantorassetmanagement.com.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867) or by visiting the Fund’s website at https://highincomefund.cantorassetmanagement.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class (formerly, Class Y) performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 5.02% for the quarter ended December 31, 2023, and its lowest quarterly return was (7.02)% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	the Institutional Class’s highest quarterly return was
Highest Quarterly Return	5.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	its lowest quarterly return was
Lowest Quarterly Return	(7.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Market Index Changed	The primary index was changed from Bloomberg US Corporate High Yield Total Return Index Value Unhedged to the Bloomberg U.S. Aggregate Bond Index because the latter is a broader-based market index. The Bloomberg US Corporate High Yield Total Return Index Value Unhedged is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	5 years	10 years
Institutional Class return before taxes	7.08%	4.04%	4.51%
Institutional Class return after taxes on distributions	4.65%	1.96%	2.58%
Institutional Class return after taxes on distributions and sale of Fund shares	4.14%	2.16%	2.60%
Class A shares return before taxes	2.60%	2.97%	3.86%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)*	7.30%	-0.36%	2.01%
Bloomberg US Corporate High Yield Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)*	8.62%	4.51%	6.53%

*	Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). The primary index was changed from Bloomberg US Corporate High Yield Total Return Index Value Unhedged to the Bloomberg U.S. Aggregate Bond Index because the latter is a broader-based market index. The Bloomberg US Corporate High Yield Total Return Index Value Unhedged is now used as a secondary benchmark, because the Advisor believes it represents the portion of the market in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	https://highincomefund.cantorassetmanagement.com
Performance Availability Phone [Text]	1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867)
Cantor Fitzgerald Equity Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Aquila Opportunity Growth Fund, a series of Aquila Funds Trust (the “Second Predecessor Fund”) acquired the assets and liabilities of Aquila Three Peaks Equity Opportunity Fund (the “First Predecessor Fund”) on October 11, 2013. The Fund acquired all of the assets and liabilities of the Second Predecessor Fund (together with the First Predecessor Fund, the “Predecessor Funds”) in a tax-free reorganization on November 22, 2024 (the “Reorganization”). In connection with the Predecessor Fund acquisition, (i) the Predecessor Fund’s Class A shares, Class C shares, and Class I shares were exchanged for Class A shares of the Fund; (ii) the Predecessor Fund’s Class Y shares were exchanged for Institutional Class shares of the Fund; and (iii) the Class F shares are no longer offered. The Predecessor Funds had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Funds.

Performance information for the periods presented below includes performance of the Fund’s prior investment Advisor. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://equityopportunityfund.cantorassetmanagement.com.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867) or by visiting the Fund’s website at https://equityopportunityfund.cantorassetmanagement.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index.
Bar Chart [Heading]	Calendar year-by-year total return (Institutional Class)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 16.53% for the quarter ended December 31, 2020, and its lowest quarterly return was (25.22)% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	the Institutional Class’s highest quarterly return was
Highest Quarterly Return	16.53%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	its lowest quarterly return was
Lowest Quarterly Return	(25.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Market Index Changed	The MSCI USA Mid Cap Index is used as a secondary benchmark because the Advisor believes it represents the portion of the market in which the Fund invests.
Performance Table Uses Highest Federal Rate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance [Table]
	1 year	5 years	10 years
Institutional Class return before taxes	16.44%	8.26%	9.14%
Institutional Class return after taxes on distributions	15.17%	5.06%	6.72%
Institutional Class return after taxes on distributions and sale of Fund shares	10.68%	5.81%	6.80%
Class A shares return before taxes	11.19%	7.01%	8.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	17.88%	14.42%	14.82%
MSCI USA Mid Cap Index (reflects no deduction for fees, expenses or taxes)	8.14%	11.86%	11.03%

*	Standard & Poor’s 500® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. All rights reserved. The MSCI USA Mid Cap Index is used as a secondary benchmark because the Advisor believes it represents the portion of the market in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Performance Availability Website Address [Text]	https://equityopportunityfund.cantorassetmanagement.com
Performance Availability Phone [Text]	1-833-764-2266 or 1-855-9-CANTOR (1-855-922-6867)